Derivatives (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of derivative instruments
As of March 31, 2014, the Company had open crude oil derivative positions with respect to future production as set forth in the tables below. When aggregating multiple contracts, the weighted average contract price is disclosed.

Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
April - December 2014	1,620,000	$98.67
January - March 2015	211,000	99.54

Crude Oil—ICE Brent Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
April 2014	30,000	$109.70
The following table presents the terms of the contracts:

		Fixed Swap
	Volumes (Bbls)	Price	Production Period
Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap	365,000	$100.00	May 2014	-	April 2015

As of June 30, 2014, the Company had open crude oil derivative positions with respect to future production as set forth in the tables below. When aggregating multiple contracts, the weighted average contract price is disclosed.

Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
July - December 2014	1,288,000	$98.64
January - April 2015	331,000	99.71

As of December 31, 2013, the Company had open crude oil derivative positions with respect to future production as set forth in the tables below. When aggregating multiple contracts, the weighted average contract price is disclosed.

Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
January - December 2014	944,000	$98.78
January 2015	31,000	101.00

Crude Oil—ICE Brent Fixed Price Swap

Production Period	Volume (Bbls)	Fixed Swap Price
January - April 2014	120,000	$109.70
The following table presents the terms of the contract:

		Fixed Swap
	Volumes (Bbls)	Price	Production Period
Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap	365,000	$100.60	March 2014	-	February 2015
The following table presents the terms of the contract:

		Fixed Swap
	Volumes (Bbls)	Price	Production Period
Crude Oil—Argus Louisiana Light Sweet Fixed Price Swap	365,000	$96.75	February 2014	-	January 2015

Schedule of netting offsets of derivative assets and liabilities
The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under master netting arrangements with counterparties and the resulting net amounts presented in the Company’s consolidated balance sheets as of March 31, 2014 and December 31, 2013.

	March 31, 2014

	(in thousands)
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Derivative liabilities	$(3,200)	$290	$(2,910)

	December 31, 2013

	(in thousands)
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
Derivative assets	$998	$(567)	$431

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under master netting arrangements with counterparties and the resulting net amounts presented in the Company’s consolidated balance sheets as of June 30, 2014 and December 31, 2013.

	June 30, 2014

	(in thousands)
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Derivative liabilities	$(10,379)	$—	$(10,379)

	December 31, 2013

	(in thousands)
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
Derivative assets	$998	$(567)	$431

The following tables present the gross amounts of recognized derivative assets and liabilities, the amounts offset under master netting arrangements with counterparties and the resulting net amounts presented in the Company’s consolidated balance sheets as of December 31, 2013 and December 31, 2012.

	December 31, 2013
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Assets Presented in the Consolidated Balance Sheet
Derivative assets	$998	$(567)	$431

	December 31, 2012
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheet	Net Amounts of Liabilities Presented in the Consolidated Balance Sheet
Derivative liabilities	$5,205	$—	$5,205

Schedule of derivative instruments included in the consolidated balance sheet
The net fair value of the Company’s derivative assets and liabilities and their locations on the consolidated balance sheet are as follows:

	March 31,	December 31,
	2014	2013

	(in thousands)
Current Assets: Derivative instruments	$—	$213
Noncurrent Assets: Derivative instruments	—	218
Total Assets	$—	$431

Current Liabilities: Derivative instruments	$(2,910)	$—
Noncurrent Liabilities: Derivative instruments	—	—
Total Liabilities	$(2,910)	$—

The net fair value of the Company’s derivative assets and liabilities and their locations on the consolidated balance sheet are as follows:

	June 30,	December 31,
	2014	2013

	(in thousands)
Current Assets: Derivative instruments	$—	$213
Noncurrent Assets: Derivative instruments	—	218
Total Assets	$—	$431

Current Liabilities: Derivative instruments	$(10,379)	$—
Noncurrent Liabilities: Derivative instruments	—	—
Total Liabilities	$(10,379)	$—

The net fair value of the Company’s derivative assets and liabilities and their locations on the consolidated balance sheet are as follows:

	December 31,	December 31,
	2013	2012
Current Assets: Derivative instruments	$213	$—
Noncurrent Assets: Derivative instruments	218	—
Total Assets	$431	$—

Current Liabilities: Derivative instruments	$—	$4,817
Noncurrent Liabilities: Derivative instruments	—	388
Total Liabilities	$—	$5,205

Summary of derivative contract gains and losses included in the consolidated statements of operations
The following table summarizes the gains and losses on derivative instruments included in the consolidated statements of operations:

	Three Months Ended March 31,
	2014	2013

	(in thousands)
Non-cash gain (loss) on open non-hedge derivative instruments	$(3,342)	$1,535
Loss on settlement of non-hedge derivative instruments	(1,056)	(1,543)
Loss on derivative instruments	$(4,398)	$(8)

The following table summarizes the gains and losses on derivative instruments included in the consolidated statements of operations:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013

	(in thousands)
Non-cash gain (loss) on open non-hedge derivative instruments	$(7,468)	$3,893	$(10,810)	$5,428
Loss on settlement of non-hedge derivative instruments	(3,620)	(856)	(4,676)	(2,399)
Gain (loss) on derivative instruments	$(11,088)	$3,037	$(15,486)	$3,029

The following table summarizes the gains and losses on derivative instruments included in the combined consolidated statements of operations:

	Year Ended December 31,
	2013	2012	2011
Non-cash gain (loss) on open non-hedge derivative instruments	$5,346	$8,057	$(12,972)
Loss on settlement of non-hedge derivative instruments	(7,218)	(5,440)	(37)
Gain (loss) on derivative instruments	$(1,872)	$2,617	$(13,009)